UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:   BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 121.0%
Corporate — 2.0%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$930	$990,022
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,500	3,019,350
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,600	6,777,120

		10,786,492
County/City/Special District/School District — 21.8%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	1,430	1,562,146
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,184,000
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,393,181
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,433,078
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	1,300	1,496,911
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	558,634
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,333,678
Series E, 5.50%, 8/01/25	6,230	7,606,269
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (a):
0.00%, 11/15/46	4,000	1,062,640
(AGM), 0.00%, 11/15/56	7,825	1,416,325
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	6,782,820
5.00%, 11/15/45	13,995	15,809,732

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	$5,000	$2,112,400
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (a)	4,330	1,493,114
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,083,790
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,413,696
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,753,763
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,282,063
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,706,066
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,770	2,066,316
Series B, 5.00%, 10/01/30	1,550	1,814,632
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	553,905
Series A (AGC), 5.00%, 2/15/47	4,300	4,330,530
Series A (AGM), 5.00%, 2/15/47	4,580	4,612,518
Series A (NPFGC), 4.50%, 2/15/47	11,175	11,196,903
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,698,121
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,889,220
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,203,680
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,415,200
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,160,523

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	$3,725	$4,130,392

		120,556,246
Education — 24.5%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	280,110
5.00%, 12/01/32	100	111,972
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,082,800
Build NYC Resource Corp., RB, The Chapin School Ltd. Project, 5.00%, 11/01/26	950	1,183,852
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 6/01/43	525	590,184
New York Law School Project, 5.00%, 7/01/41	1,065	1,143,160
New York Law School Project, 4.00%, 7/01/45	370	362,019
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	115,282
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,542,938
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	918,374
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,809,505
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,326,386
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	1,000	1,057,990
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	836,790

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	$5,740	$6,279,790
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,609,306
5.25%, 5/01/32	1,000	1,126,660
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 5/01/28	1,000	1,191,390
Series A, 5.00%, 5/01/29	4,060	4,791,612
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,154,296
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	1,180	1,356,528
4.00%, 7/01/46	2,235	2,295,144
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	815	932,360
5.00%, 7/01/43	2,940	3,354,217
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,228,706
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,619,323
4.00%, 7/01/39	500	526,345
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,349,067
5.00%, 12/01/36	1,150	1,295,636

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	$500	$563,825
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	556,990
5.25%, 7/01/36	860	948,245
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	745,538
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,250	1,645,275
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,349,357
Fordham University, Series A, 5.00%, 7/01/28	325	369,447
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,773,262
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,180,680
New School (AGM), 5.50%, 7/01/20 (b)	4,050	4,580,023
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	665	722,509
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,967,557
New York University, Series B, 5.00%, 7/01/34	1,000	1,079,650
New York University, Series B, 5.00%, 7/01/37	600	678,282
New York University, Series B, 5.00%, 7/01/42	3,240	3,625,787
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,095,120
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	883,600
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,235,712
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,668,225

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	$1,000	$1,155,730
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,303,123
Barnard College, Series A, 4.00%, 7/01/37	240	247,596
Barnard College, Series A, 5.00%, 7/01/43	2,500	2,798,425
Cornell University, Series A, 5.00%, 7/01/40	700	773,843
Fordham University, 5.00%, 7/01/44	2,130	2,382,661
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,380	1,538,452
New York University, Series A, 5.00%, 7/01/31	3,955	4,522,898
New York University, Series A, 5.00%, 7/01/37	4,775	5,397,994
Pratt Institute, 5.00%, 7/01/46	910	1,017,043
Rochester Institute of Technology, 5.00%, 7/01/42	750	830,850
St. John’s University, Series A, 5.00%, 7/01/37	2,240	2,510,794
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,869,388
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,058,090
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,667,414
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	2,315	2,650,536
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	577,885

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	$1,140	$1,311,296

		135,754,844
Health — 10.0%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,361,656
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	490	538,294
5.50%, 4/01/30	250	276,155
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	1,360	1,185,702
4.00%, 7/01/41	1,055	1,058,176
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	910,817
5.00%, 12/01/37	350	379,214
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,429,135
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	682,344
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,941,076
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	3,000	3,431,160
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,000	2,148,480
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36 (b)	6,500	6,573,190

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	$3,450	$3,928,239
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,100	1,261,018
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	2,075	2,258,907
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,045,400
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	300	313,620
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	4,000	4,417,760
5.00%, 5/01/32	3,525	3,999,430
5.25%, 5/01/34	9,220	10,248,307

		55,388,080
Housing — 4.5%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,865	7,795,757
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,675	1,861,494
Series A-1-A, AMT, 5.00%, 11/01/30	750	757,883
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,361,940
Series H-2-A, AMT, 5.20%, 11/01/35	840	848,039
Series H-2-A, AMT, 5.35%, 5/01/41	600	610,926
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	2,850	2,630,578

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$1,230	$1,271,488
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,451,553
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	305	306,061
6.25%, 2/01/31	1,125	1,127,880
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	2,630	2,645,833
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,500	1,500,615

		25,170,047
State — 13.1%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,734,170
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,312,240
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,904,195
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,610,235
Fiscal 2015, Series S-1, 5.00%, 7/15/37	2,000	2,260,320
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,015,900
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,033,533
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,143,490
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,859,191
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,917,052

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
City of New York New York Transitional Finance Authority Future Tax Secured, RB (continued):
Sub-Series B-1, 5.00%, 11/01/38	$4,000	$4,571,000
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,183,280
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,734,438
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19 (b)	1,500	1,637,370
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,985,131
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,153,765
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,127,400
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,343,150
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,904,070
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	4,050	4,121,888
Series B, 5.00%, 3/15/37	2,000	2,302,400
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,107,340
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,500	1,526,625
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,302,500

		72,790,683
Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	425	455,672
Series B, 5.00%, 6/01/45	1,820	1,927,198

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through (continued):
Series C, 5.00%, 6/01/51	$800	$844,088
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,216,871
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,824,587
5.25%, 5/15/40	2,250	2,463,098
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	3,445	3,456,265

		13,187,779
Transportation — 26.8%
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,034,345
Series A, 5.00%, 11/15/27	1,000	1,142,990
Series A, 5.00%, 11/15/30	1,000	1,132,440
Series A-1, 5.25%, 11/15/33	2,565	2,955,085
Series A-1, 5.25%, 11/15/34	2,840	3,260,888
Series C, 6.50%, 11/15/28	615	667,386
Series D, 5.25%, 11/15/41	3,450	3,909,540
Series E, 5.00%, 11/15/38	7,785	8,674,825
Series E, 5.00%, 11/15/43	4,000	4,439,640
Series H, 5.00%, 11/15/31	1,690	1,941,540
Sub-Series B, 5.00%, 11/15/25	3,250	3,801,265
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	320,749
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	2,946,142
Series C-1, 5.25%, 11/15/56	855	970,228
Series D, 5.25%, 11/15/29	1,000	1,128,880
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	5,655	6,129,737
5.00%, 11/15/51	480	516,912

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$3,500	$3,949,330
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	6,615	7,089,759
5.25%, 1/01/50	6,335	6,864,986
(AGM), 4.00%, 7/01/41	1,575	1,550,918
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,200	1,244,808
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,746,475
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,069,580
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,555,560
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,260,368
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,263,907
179th Series, 5.00%, 12/01/38	1,390	1,580,930
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,259,742
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	745,092
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	815,692
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,102,600
Consolidated, 189th Series, 5.00%, 5/01/45	1,875	2,111,756
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	1,500	1,693,410
Series G, JFK International Air Terminal (AGM), 5.75%, 12/01/25	3,500	3,543,050

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	$3,880	$4,393,014
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	4,750	5,264,092
Series I, 5.00%, 1/01/42	3,250	3,594,175
Series J, 5.00%, 1/01/41	6,275	6,936,824
Series K, 5.00%, 1/01/29	2,225	2,589,255
Series K, 5.00%, 1/01/31	1,500	1,720,860
Series K, 5.00%, 1/01/32	3,500	3,997,175
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,153,925
5.00%, 11/15/45	1,500	1,706,505
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	9,590	5,686,486
General, Series A, 5.00%, 11/15/38	1,000	1,116,100
General, Series A, 5.25%, 11/15/45	1,460	1,687,643
General, Series A, 5.00%, 11/15/50	4,500	5,063,805
General, Series C, 5.00%, 11/15/18 (b)	1,235	1,311,978
General, Series C, 5.00%, 11/15/38	765	808,835
Sub-Series A, 5.00%, 11/15/28	2,500	2,889,325
Sub-Series A, 5.00%, 11/15/29	875	1,004,929

		148,345,481
Utilities — 15.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	2,455	2,880,304
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,668,630

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	$1,000	$1,112,420
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,111,170
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,425,310
2nd General Resolution, Series DD, 5.00%, 6/15/32	3,750	3,915,525
Fiscal 2016, Series A, 3.00%, 6/15/36	825	789,855
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/47	3,785	4,322,091
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	3,775	4,181,530
Long Island Power Authority, Refunding RB, Electric Systems:
Series A, 5.00%, 9/01/34	1,000	1,118,990
Series A (AGC), 5.75%, 4/01/39	1,015	1,097,205
Series B, 5.00%, 9/01/41	590	660,475
Series B, 5.00%, 9/01/46	2,750	3,064,545
General, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,647,810
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B:
5.00%, 3/15/45	5,145	5,850,637
Revolving Funds, 5.00%, 9/15/40	1,195	1,376,078
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,085,906
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	2,100	2,372,496
Series A, 5.00%, 6/15/40	4,275	4,941,045
Series A, 5.00%, 6/15/45	18,920	21,587,531
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,517,485

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc (MYN).

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	$1,600	$1,610,544
Series E, 5.00%, 12/15/41	9,960	11,374,420
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,313,110

		88,025,112
Total Municipal Bonds in New York		670,004,764
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,508,934
Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,825,213
Total Municipal Bonds — 122.2%		676,338,911

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 41.0%
County/City/Special District/School District — 11.3%
City of New York New York, GO, Refunding, Series E:
5.00%, 8/01/27	1,064	1,154,961
5.00%, 8/01/29	2,000	2,385,220
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)(d)	916	992,990
Sub-Series C-3 (AGC), 5.75%, 8/15/28	13,484	14,620,066
Sub-Series I-1, 5.00%, 3/01/36	3,500	3,939,145
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	4,047,120

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	$9,739	$11,067,435
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	20,310,216
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,103,979

		62,621,132
Education — 6.0%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,295,061
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University:
, 5.00%, 7/01/35	5,198	5,822,573
, 5.25%, 7/01/19 (b)	6,000	6,539,040
State of New York Dormitory Authority, RB, Series A:
5.00%, 7/01/18 (b)	6,498	6,807,190
5.00%, 3/15/44	5,548	6,244,018
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,322,015

		33,029,897
State — 7.4%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,620,949
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,407,716
4.00%, 10/15/32	8,000	8,664,960
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,524,394
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,821,023

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, Series C (continued):
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	$6,297	$6,613,496
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,001	1,137,550

		40,790,088
Transportation — 9.4%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	8,998,173
5.00%, 10/15/26	6,000	6,720,540
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,900	4,460,313
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,253,200
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,485,926
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	15,000	17,156,850

		52,075,002
Utilities — 6.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	942	993,302
5.75%, 6/15/40	3,151	3,322,044
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,142,450

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$3,991	$4,449,649
Series FF-2, 5.50%, 6/15/40	2,760	3,005,944
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	1,488	1,557,069
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,849,990
Restructuring, 5.00%, 12/15/36	3,498	4,052,864
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,181,984

		38,555,296
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.0%		227,071,415
Total Long-Term Investments (Cost — $855,827,305) — 163.2%		903,410,326

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (e)(f)	5,105,642	5,106,663
Total Short-Term Securities (Cost — $5,106,495) — 0.9%		5,106,663
Total Investments (Cost — $860,933,800*) — 164.1%		908,516,989
Other Assets Less Liabilities — 2.0%		11,092,214
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(118,615,105)
VRDP Shares at Liquidation Value, Net of Deferred Offering Cost — (44.7)%		(247,334,422)

Net Assets Applicable to Common Shares — 100.0%		$553,659,676

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$742,890,493

Gross unrealized appreciation	$50,690,162
Gross unrealized depreciation	(3,437,746)

Net unrealized appreciation	$47,252,416

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $19,265,000.

(e)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,544,681	3,560,961	5,105,642	$5,106,663	$10,157	$1,153	$168

[1]	Includes net capital gain distributions.

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(89)	5-Year U.S. Treasury Note	June 2017	$10,538,156	$(44,188)
(262)	10-Year U.S. Treasury Note	June 2017	$32,938,313	(268,733)
(168)	Long U.S. Treasury Bond	June 2017	$25,698,750	(320,606)
(41)	Ultra U.S. Treasury Bond	June 2017	$6,680,437	(87,420)
Total				$(720,947)

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$903,410,326	—	$903,410,326
Short-Term Securities	$5,106,663	—	—	5,106,663

Total	$5,106,663	$903,410,326	—	$908,516,989

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(720,947)	—	—	$(720,947)

1 See above Schedule of Investments for values in each sector.

2 Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(118,374,080)	—	$(118,374,080)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

Total	—	$(366,074,080)	—	$(366,074,080)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2017